RELATED PARTIES	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]	Note 9 - Related Parties During the year ended December 31, 2013, the officers and founders of the Company contributed approximately $77,000 of services for no consideration.